NON-FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Non-financial Assets And Liabilities
Schedule of changes in property plant and equipment

	Original values
Type of good	At the beginning	Increases (1)	Transfers	Decreases	Impairment	At the end

Lands	14	-	-	-	-	14
Buildings	143	-	3	(2)	-	144
Equipment and machinery	1,916	1	175	(132)	-	1,960
Wells	992	15	358	(21)	(149)	1,195
Mining property	181	21	15	-	(19)	198
Vehicles	10	2	1	(2)	-	11
Furniture and fixtures and software equipment	59	1	2	-	-	62
Communication equipments	3	-	-	(2)	-	1
Materials, spare parts and tools	36	93	(85)	-	-	44
Petrochemical industrial complex	29	-	3	-	-	32
Civil works	3	-	22	(1)	-	24
Work in progress	254	547	(381)	-	-	420
Advances to suppliers	43	134	(113)	-	-	64
Total at 12.31.2023	3,683	814	-	(160)	(168)	4,169
Total at 12.31.2022	3,040	745	-	(2)	(100)	3,683

(1)	Includes US$ 21 million and U$S 11 million corresponding to capitalized financial costs in the fiscal year ended December 31, 2023 and 2022.

Additionally, as of December 31, 2022, it includes U$S 295 million resulting from the incorporation of assets related to the acquisition of the equity interests detailed in Notes 5.2.3 and 5.2.5.

	Depreciation					Net book values
Type of good	At the beginning	Decreases	For the year (1)	Impairment	At the end	At 12.31.2023	At 12.31.2022

Lands	-	-	-	-	-	14	14
Buildings	(76)	-	(7)	-	(83)	61	67
Equipment and machinery	(639)	14	(123)	-	(748)	1,212	1,277
Wells	(589)	10	(112)	113	(578)	617	403
Mining property	(134)	-	(7)	17	(124)	74	47
Vehicles	(8)	1	(1)	-	(8)	3	2
Furniture and fixtures and software equipment	(52)	-	(5)	-	(57)	5	7
Communication equipments	(1)	-	-	-	(1)	-	2
Materials, spare parts and tools	(3)	-	-	-	(3)	41	33
Petrochemical industrial complex	(17)	-	(5)	-	(22)	10	12
Civil works	-	-	(1)	-	(1)	23	3
Work in progress	-	-	-	-	-	420	254
Advances to suppliers	-	-	-	-	-	64	43
Total at 12.31.2023	(1,519)	25	(261)	130	(1,625)	2,544
Total at 12.31.2022	(1,381)	-	(208)	70	(1,519)		2,164

(1)	As of December 31, 2023, the composition of the segments is as follows: Generation: US$ 90 million; Oil and gas: US$ 166 million; and Petrochemicals: US$ 5 million.

Schedule of intangible assets

	Original values
Type of good	At the beginning	Increases (1)	Decreases	Impairment (2)	At the end

Concession agreements	2	-	-	-	2
Goodwill	35	-	-	-	35
Intangible identified in acquisitions of companies	101	-	(30)	-	71
Digital assets	7	-	(9)	2	-
Total at 12.31.2023	145	-	(39)	2	108
Total at 12.31.2022	44	125	(18)	(6)	145

	Amortization
Type of good	At the beginning	For the year	Impairment (2)	At the end

Concession agreements	(2)	-	-	(2)
Intangible identified in acquisitions of companies	(5)	(5)	-	(10)
Total at 12.31.2023	(7)	(5)	-	(12)
Total at 12.31.2022	(6)	(1)	-	(7)

	Net book values
Type of good	At 12.31.2023	At 12.31.2022

Goodwill	35	35
Intangible identified in acquisitions of companies	61	96
Digital assets	-	7
Total at 12.31.2023	96
Total at 12.31.2022		138

(1)	As of December 31, 2022, it includes US$ 94 million for the incorporation of assets from the acquisition of equity interests detailed in Notes 5.2.3 and 5.2.5.
(2)	The sale of the digital assets at market price resulted in the recording of an impairment recovery for US$ 2 million as of December 31, 2023. As of December 31, 2022, the recoverability of the digital assets was affected by their market value at closing, resulting in the recording of impairment losses for US$ 6 million.

Schedule of deferred tax assets and liabilities

	12.31.2022	Profit (loss)	Sale of subsidiary	12.31.2023
Tax loss carryforwards	19	125	-	144
Property, plant and equipment	151	(151)	-	-
Trade and other receivables	4	(3)	-	1
Provisions	59	(6)	-	53
Salaries and social security payable	1	-	-	1
Defined benefit plans	8	(6)	2	4
Other	1	(1)	-	-
Deferred tax asset	243	(42)	2	203
Property, plant and equipment	(79)	(188)	45	(222)
Intangible assets	(35)	1	-	(34)
Investments in companies	(8)	1	-	(7)
Inventories	(19)	(26)	-	(45)
Financial assets at fair value through profit and loss	(15)	(3)	-	(18)
Trade and other receivables	(23)	12	1	(10)
Taxes payables	(2)	2	-	-
Tax inflation adjustment	(138)	(28)	3	(163)
Other	-	(1)	-	(1)
Deferred tax liability	(319)	(230)	49	(500)
Deferred tax (liability) asset	(76)	(272)	51	(297)

	12.31.2021	Profit (loss)	Increases for incorporation	12.31.2022
Tax loss carryforwards	13	6	-	19
Property, plant and equipment	80	71	-	151
Financial assets at fair value through profit and loss	3	(3)	-	-
Trade and other receivables	5	(1)	-	4
Provisions	57	2	-	59
Salaries and social security payable	-	1	-	1
Defined benefit plans	9	(1)	-	8
Other	-	1	-	1
Deferred tax asset	167	76	-	243
Property, plant and equipment	-	-	(79)	(79)
Intangible assets	(13)	-	(22)	(35)
Investments in companies	(11)	3	-	(8)
Inventories	(10)	(9)	-	(19)
Financial assets at fair value through profit and loss	(14)	(1)	-	(15)
Trade and other receivables	(31)	8	-	(23)
Taxes payables	(3)	1	-	(2)
Tax inflation adjustment	(1)	(124)	(13)	(138)
Deferred tax liability	(83)	(122)	(114)	(319)
Deferred tax asset (liability)	84	(46)	(114)	(76)

Schedule of deferred tax assets and liabilities

	12.31.2023	12.31.2022
Deferred tax asset	-	36
Deferred tax liability	(297)	(112)
Deferred tax liability	(297)	(76)

Schedule of inventories

	12.31.2023	12.31.2022
Current
Materials and spare parts	129	104
Advances to suppliers	4	8
In process and finished products	72	61
Total (1)	205	173

(1)	It includes impairment loss as a result of the performed recoverability assessment for US$ 3 million and US$ 2 million as of December 31, 2023 and 2022, acoording with the policy described in Note 4.13.

Schedule of provisions

	12.31.2023	12.31.2022
Non-Current
Contingencies	109	107
Asset retirement obligation and wind turbines decommisioning	26	25
Environmental remediation	15	15
Total Non-Current	150	147

Current
Asset retirement obligation and wind turbines decommisioning	3	2
Environmental remediation	2	2
Other provisions	1	-
Total Current	6	4

Schedule of evolution in provisions

	12.31.2023
	Contingencies	Asset retirement obligation and decommisioning of wind turbines	Environmental remediation

At the beginning of the year	107	27	17
Increases	15	6	3
Decreases	(4)	-	(1)
Foreign currency exchange difference	(9)	-	-
Reversal of unused amounts	-	(4)	(2)
At the end of the year	109	29	17

	12.31.2022
	Contingencies	Asset retirement obligation and decommisioning of wind turbines	Environmental remediation

At the beginning of the year	106	21	18
Increases	5	6	-
Increases for incorporation	-	1	-
Decreases	(1)	-	(1)
Foreign currency exchange difference	(2)	-	-
Reversal of unused amounts	(1)	(1)	-
At the end of the year	107	27	17

	12.31.2021
	Contingencies	Asset retirement obligation and decommisioning of wind turbines	Environmental remediation

At the beginning of the year	103	21	3
Increases	16	3	15
Decreases	-	(1)	-
Reversal of unused amounts (1)	(13)	(2)	-
At the end of the year	106	21	18

(1)	Includes recovery of contingencies of US$ 12.5 million related to the waive of the timely granted dispatch of Las Armas Wind Farm (see Note 2.1.2.3).

Schedule of income tax and minimum notional income tax liability

	12.31.2023	12.31.2022
Non-current
Income tax, net of witholdings and advances	50	161
Minimum notional income tax	5	18
Total non-current	55	179

Current
Income tax, net of witholdings and advances	17	5
Total current	17	5

Schedule of tax liabilities

	12.31.2023	12.31.2022
Current
Value added tax	-	5
Personal assets tax provision	3	4
Tax withholdings to be deposited	3	5
Royalties	6	12
Other	2	2
Total current	14	28

Schedule of defined benefit plans information

	12.31.2023
	Present value of the obligation	Present value of assets	Net liability at the end of the year
At the beginning of the year	38	(4)	34
Items classified in profit or loss
Current services cost	1	-	1
Interest cost	29	(4)	25
Items classified in other comprehensive income
Actuarial loss (gain)	7	(2)	5
Benefit payments	(3)	-	(3)
(Gain) Loss on exchange difference	(49)	6	(43)
At the end of the year	23	(4)	19

	12.31.2022
	Present value of the obligation	Present value of assets	Net liability at the end of the year
At the beginning of the year	33	(4)	29
Items classified in profit or loss
Current services cost	1	-	1
Interest cost	15	(2)	13
Items classified in other comprehensive income
Actuarial loss	9	-	9
Benefit payments	(3)	-	(3)
(Gain) Loss on exchange difference	(17)	2	(15)
At the end of the year	38	(4)	34

	12.31.2021
	Present value of the obligation	Present value of assets	Net liability at the end of the year
At the beginning of the year	25	(4)	21
Items classified in profit or loss
Current services cost	1	-	1
Interest cost	13	(3)	10
Items classified in other comprehensive income
Actuarial loss	1	2	3
Benefit payments	(2)	-	(2)
(Gain) Loss on exchange difference	(5)	1	(4)
At the end of the year	33	(4)	29

Schedule of estimated expected benefits payments

12.31.2023
Less than one year	3
One to two years	2
Two to three years	2
Three to four years	2
Four to five years	2
Six to ten years	9

Schedule of significant actuarial assumptions

	12.31.2023	12.31.2022	12.31.2021
Real discount rate	5%	5%	5%
Real wage increase rate	1%	1%	1%
Inflation rate	156%	118%	54%

Schedule of sensitivity analysis effect of a variation

12.31.2023
Discount rate: 4%
Obligation	25
Variation	2
10%

Discount rate: 6%
Obligation	21
Variation	(2)
(9%)

Real wage increase rate: 0%
Obligation	22
Variation	(1)
(3%)

Real wage increase rate: 2%
Obligation	24
Variation	1
4%

Schedule of salaries and social security payable

	12.31.2023	12.31.2022
Current
Salaries and social security contributions	3	5
Provision for vacations	5	8
Provision for gratifications and annual bonus for efficiency	11	19
Total current	19	32